Credit facility (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Credit Risk [Abstract]
Schedule of Principal and Interest Balance Outstanding For Credit Facility

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	48,792	49,405
Advances from credit facility	4,942	1,904
Payments on credit facility	(2,499)	(2,517)
Interest payable	478	—
Balance, end of the period	51,713	48,792